Notes to the interim condensed consolidated statement of financial position - Trade payables break down (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade payables and short-term contract liabilities
Trade payable	€ 34,703	€ 32,862
Accrued expenses	18,900
Increase in trade accounts payable	1,800
Due in 30 days
Trade payables and short-term contract liabilities
Trade payable	31,477	30,938
Due in 30-60 days
Trade payables and short-term contract liabilities
Trade payable	€ 3,226	€ 1,925